Financial Information by Geographic Area (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended						12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenue	$ 533.8	$ 520.0	$ 513.3	$ 490.8	$ 472.3	$ 471.5	$ 2,073.0	$ 1,893.2	$ 1,797.5
Percentage of operating revenues							100.00%	100.00%	100.00%
Long-lived assets	3,981.4			3,060.5			3,981.4	3,060.5
Percentage of consolidated long-lived assets							100.00%
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenue							1,561.9	1,374.3	1,290.2
Percentage of operating revenues							76.00%	72.00%	72.00%
Long-lived assets	3,453.6			2,542.4			3,453.6	2,542.4
Percentage of consolidated long-lived assets							87.00%	83.00%
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenue							153.9	151.3	138.4
Percentage of operating revenues							7.00%	8.00%	8.00%
Long-lived assets	63.9			70.7			63.9	70.7
Percentage of consolidated long-lived assets							1.00%	2.00%
UNITED KINGDOM
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenue							133.5	124.1	104.7
Percentage of operating revenues							6.00%	7.00%	6.00%
Long-lived assets				121.5				121.5
Percentage of consolidated long-lived assets							3.00%	4.00%
BRAZIL
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenue							0	35.4	84.1
Percentage of operating revenues							0.00%	2.00%	4.00%
Long-lived assets	70.8			77.2			70.8	77.2
Percentage of consolidated long-lived assets							2.00%	3.00%
Other Countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenue							223.7	208.1	180.1
Percentage of operating revenues							11.00%	11.00%	10.00%
Long-lived assets	$ 270.8			$ 248.7			$ 270.8	$ 248.7
Percentage of consolidated long-lived assets							7.00%	8.00%